S000036204 [Member] Expense Example, No Redemption - S000036204 [Member] - C000179754 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 74
Expense Example, No Redemption, 3 Years	329
Expense Example, No Redemption, 5 Years	605
Expense Example, No Redemption, 10 Years	$ 1,391